Federated Hermes Clover Small Value Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—0.5%
29,854	[1]	Criteo S.A., ADR	$ 715,302
		Consumer Discretionary—8.2%
51,404		Academy Sports and Outdoors, Inc.	2,303,413
9,176	[1]	Asbury Automotive Group, Inc.	2,188,843
24,690		Bath & Body Works, Inc.	739,712
15,210		Meritage Homes Corp.	1,018,614
12,075	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,591,243
93,952	[1]	PENN Entertainment, Inc.	1,678,922
12,432		Signet Jewelers Ltd.	988,966
47,476		The Wendy’s Co.	542,176
55,425	[1]	Tri Pointe Homes, Inc.	1,770,829
		TOTAL	12,822,718
		Consumer Staples—2.5%
10,889		Pilgrim’s Pride Corp.	489,787
24,824		PriceSmart, Inc.	2,607,513
42,126	[1]	TreeHouse Foods, Inc.	818,087
		TOTAL	3,915,387
		Energy—5.7%
84,434		Antero Midstream Corp.	1,600,024
27,835		Civitas Resources, Inc.	766,019
52,822	[1]	CNX Resources Corp.	1,779,045
71,024		Magnolia Oil & Gas Corp.	1,596,619
64,679		Northern Oil and Gas, Inc.	1,833,650
61,328		PBF Energy, Inc.	1,328,978
		TOTAL	8,904,335
		Financials—30.3%
117,806	[2]	AGNC Investment Corp.	1,082,637
26,722		Axis Capital Holdings Ltd.	2,774,278
50,357		Cadence Bank	1,610,417
75,667		CNO Financial Group, Inc.	2,919,233
36,988		Columbia Banking Systems, Inc.	864,779
70,518		First Commonwealth Financial Corp.	1,144,507
226,620		FNB Corp. (PA)	3,304,120
6,223		Hanover Insurance Group, Inc.	1,057,101
17,324		Jackson Financial, Inc.	1,538,198
24,224		Kemper Corp.	1,563,417
130,326		OceanFirst Financial Corp.	2,295,041
201,908		Old National Bancorp	4,308,717
41,533		Prosperity Bancshares, Inc.	2,917,278
64,850		Radian Group, Inc.	2,335,897
95,476		Rithm Capital Corp.	1,077,924
35,972		South State Corp.	3,310,503
25,145		Stifel Financial Corp.	2,609,548
40,384		UMB Financial Corp.	4,246,782
333,838		Valley National Bancorp	2,981,173
28,305		Wintrust Financial Corp.	3,509,254
		TOTAL	47,450,804

Shares			Value
		COMMON STOCKS—continued
		Health Care—5.4%
103,150	[1]	ADMA Biologics, Inc.	$ 1,878,362
101,431	[1]	Arcutis Biotherapeutics, Inc.	1,422,063
25,611	[1]	Beam Therapeutics, Inc.	435,643
11,075	[1,2]	CRISPR Therapeutics AG	538,688
15,200	[1]	Cytokinetics, Inc.	502,208
35,488	[1,2]	Establishment Labs Holdings, Inc.	1,515,692
17,820	[1]	Halozyme Therapeutics, Inc.	926,996
41,073	[1]	Harmony Biosciences Holdings, Inc.	1,297,907
		TOTAL	8,517,559
		Industrials—14.5%
28,558		Enerpac Tool Group Corp.	1,158,312
10,407		EnPro, Inc.	1,993,461
22,699		Federal Signal Corp.	2,415,628
112,464	[1]	Gates Industrial Corp. PLC	2,590,046
18,790	[1]	Geo Group, Inc.	450,021
18,010	[1]	Gibraltar Industries, Inc.	1,062,590
9,898		Herc Holdings, Inc.	1,303,468
22,540		Hub Group, Inc.	753,512
8,446		MOOG, Inc., Class A	1,528,473
53,592	[1]	NV5 Global, Inc.	1,237,439
8,408		Powell Industries, Inc.	1,769,464
38,833		REV Group, Inc.	1,848,062
193,995	[1]	Sun Country Airlines Holdings, Inc.	2,279,441
160,741		Vestis Corp.	921,046
23,089	[1]	WNS Holdings Ltd.	1,460,148
		TOTAL	22,771,111
		Information Technology—10.1%
37,541		Avnet, Inc.	1,992,676
27,945		Crane NXT Co.	1,506,236
64,628	[1]	Daktronics, Inc.	977,175
26,010	[1]	ePlus, Inc.	1,875,321
36,635	[1,2]	Hut 8 Mining Corp.	681,411
61,744	[1]	I3 Verticals, Inc.	1,696,725
94,336	[1]	Ichor Holdings Ltd.	1,852,759
44,747	[1]	LiveRamp Holdings, Inc.	1,478,441
22,528	[1]	Netgear, Inc.	654,889
71,375	[1]	NetScout Systems, Inc.	1,770,814
164,325	[1]	Yext, Inc.	1,396,763
		TOTAL	15,883,210
		Materials—4.7%
51,505		Alcoa Corp.	1,519,913
13,871		Ashland, Inc.	697,434
35,641		Avient Corp.	1,151,561
31,507		Commercial Metals Corp.	1,541,007
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
90,764		HudBay Minerals, Inc.	963,006
17,843	[1]	Knife River Corp.	1,456,702
		TOTAL	7,329,623
		Real Estate—10.6%
75,554		Cousins Properties, Inc.	2,268,887
279,671	[1]	Cushman & Wakefield PLC	3,095,958
26,554		EPR Properties	1,547,036

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
92,332	Independence Realty Trust, Inc.	$ 1,633,353
112,682	Kite Realty Group Trust	2,552,247
113,537	Macerich Co. (The)	1,837,029
63,421	NetSTREIT Corp.	1,073,717
104,456	Park Hotels & Resorts, Inc.	1,068,585
40,111	STAG Industrial, Inc.	1,455,227
	TOTAL	16,532,039
	Utilities—5.1%
33,612	Idacorp, Inc.	3,880,505
59,220	Northwestern Energy Group, Inc.	3,037,986
14,028	Southwest Gas Holdings, Inc.	1,043,543
	TOTAL	7,962,034
	TOTAL COMMON STOCKS (IDENTIFIED COST $134,842,795)	152,804,122
	INVESTMENT COMPANY—4.7%
7,306,879	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $7,306,879)	7,306,879
	TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $142,149,674)	160,111,001
	OTHER ASSETS AND LIABILITIES - NET—(2.3)%[5]	(3,564,836)
	NET ASSETS—100%	$156,546,165
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2024	$6,862,211
Purchases at Cost	$56,842,078
Proceeds from Sales	$(56,397,410)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$7,306,879
Shares Held as of 6/30/2025	7,306,879
Dividend Income	$216,211

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,780,206	$3,762,964

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$136,309,279	$—	$0	$136,309,279
International	16,494,843	—	—	16,494,843
Investment Company	7,306,879	—	—	7,306,879
TOTAL SECURITIES	$160,111,001	$—	$0	$160,111,001

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt